Document and Entity Information	6 Months Ended
Jun. 30, 2016 EUR (€) shares
Document and Entity Information [Abstract]
Document period end date	Jun. 30, 2016
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding | shares	305,366,918
Entity public float | €	€ 16,540,959,477.0958
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2